Marketable securities and other securities investments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net Investment Income [Line Items]
Proceeds from sales of available-for-sale securities	¥ 538,894	¥ 35,178	¥ 162,160
Gross realized gains on sales of available-for-sale securities	25,099	1,048	4,822
Gross realized losses on sales of available-for-sale securities	404	31	15
Impairment losses recognized on available-for-sale securities	¥ 6,197	¥ 2,104	¥ 53,831
Public and Corporate Bonds | Available-for-sale Securities
Net Investment Income [Line Items]
Maturity period for securities, minimum	1 year	1 year
Maturity period for securities, maximum	10 years	10 years
Japanese bonds | Public and Corporate Bonds
Net Investment Income [Line Items]
Percentage of assets	50.00%	49.00%
U.S., European and other bonds | Public and Corporate Bonds
Net Investment Income [Line Items]
Percentage of assets	50.00%	51.00%
Japan | Common stocks | Available-for-sale Securities
Net Investment Income [Line Items]
Percentage of assets	86.00%	85.00%